Cover	Apr. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2024
Entity File Number	001-40556
Entity Registrant Name	THE GLIMPSE GROUP, INC.
Entity Central Index Key	0001854445
Entity Tax Identification Number	81-2958271
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	15 West 38th St.
Entity Address, Address Line Two	12th Fl
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(917)
Local Phone Number	292-2685
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VRAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false